SHARE-BASED COMPENSATION (Schedule of Share-Based Compensation Plan) (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Statement Line Items [Line Items]
Common shares outstanding, Dec 31, 2021	111,202,690	83,184,843	39,907,681
Stock options outstanding, Dec 31, 2021	(5,257,089)	(2,923,770)	(1,714,421)	(925,782)
RSU outstanding, Dec 31, 2021	(1,581,607)
Stock options and RSU to eligible Employees, Officers, Directors and external consultants [Member]
Statement Line Items [Line Items]
Common shares outstanding, Dec 31, 2021	111,202,690
Share-based compensation available for issuance: 15%	16,680,404
Stock options outstanding, Dec 31, 2021	(5,257,089)
RSU outstanding, Dec 31, 2021	(1,581,607)
Share-based compensation available for future grants	9,841,708
Percentage of share-based compensation available for issuance	15.00%